Long-term Debt - Convertible Debentures (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 377,831		$ 378,434
Borrowings, conversion price | $ / shares	$ 4.75
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,913	$ 18.0	$ 13,182	$ 19,466
aggregate principal amount | $	$ 13,600
Borrowings, interest rate	8.00%	8.00%
Convertible Debenture | Expected volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.4228	0.4228	0.4806
Convertible Debenture | Risk-free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.0510	0.0510	0.0484
Convertible Debenture | Dividends yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0	0	0
Convertible Debenture | Credit Spread
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.1219	0.1219	0.1289